EV CLASSIC TOTAL RETURN FUND

                      Supplement to Statement of
                        Additional Information
                           dated May 1, 1995

     The following replaces nonfundamental investment restriction
(g) on page 5 of Part I of the Fund's Statement of Additional
Information: Neither the Fund nor the Portfolio may invest more than 20% of its net assets in the securities of foreign issuers. (For purposes of this restriction (g), U.S. dollar denominated ADRs and GDRs traded on a U.S. exchange shall not be deemed foreign securities.)

October 30, 1995                                              C-TMSAIS2


                     EV MARATHON TOTAL RETURN FUND

                      Supplement to Statement of
                        Additional Information
                           dated May 1, 1995

     The following replaces nonfundamental investment restriction
(g) on page 5 of Part I of the Fund's Statement of Additional
Information: Neither the Fund nor the Portfolio may invest more than 20% of its net assets in the securities of foreign issuers. (For purposes of this restriction (g), U.S. dollar denominated ADRs and GDRs traded on a U.S. exchange shall not be deemed foreign securities.)

October 30, 1995                                              M-TMSAIS2


                   EV TRADITIONAL TOTAL RETURN FUND

                      Supplement to Statement of
                        Additional Information
                           dated May 1, 1995

     The following replaces nonfundamental investment restriction
(g) on page 5 of Part I of the Fund's Statement of Additional
Information: Neither the Fund nor the Portfolio may invest more than 20% of its net assets in the securities of foreign issuers. (For purposes of this restriction (g), U.S. dollar denominated ADRs and GDRs traded on a U.S. exchange shall not be deemed foreign securities.)

October 30, 1995                                              T-TMSAIS2